2. REVERSE MERGER (Tables)	12 Months Ended
Dec. 31, 2013
Reverse Merger Tables
Share based transactions in conjunction with reverse merger
Teckmine shares previously outstanding	19,506,304
Teckmine shares retired	(9,506,304)
Shares issued in connection with the Reverse Merger	844,000
Total shares issued in Reverse Merger	10,844,000